Leases - Summary of maturities of lease liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lessee Operating Lease Liability Maturity [Abstract]
2024	¥ 20,232
2025	10,011
2026	6,485
2027	796
2028	202
Total undiscounted lease payments	37,726
Less: Imputed interest	(1,848)
Total lease liabilities	¥ 35,878	¥ 176,990	¥ 33,356